Information by segment and main country - Information on income statements (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Information by segment and main country - Information on income statements (Detail) [Line Items]
Revenue		€ 18,121	[1]	€ 17,780	€ 17,422
Depreciation and amortisation expense	[2]	1,089		1,025	976
Adjusted EBITA, total		2,366		2,153	1,921
Connected Care & Health Informatics [Member]
Information by segment and main country - Information on income statements (Detail) [Line Items]
Revenue		3,084	[3]	3,163	3,158
Sales including intercompany		3,126		3,200	3,213
Depreciation and amortisation expense	[4]	176		208	184
Adjusted EBITA, total	[5]	341		372	324
Diagnosis & Treatment [Member]
Information by segment and main country - Information on income statements (Detail) [Line Items]
Revenue		7,245	[3]	6,891	6,686
Sales including intercompany		7,364		6,953	6,741
Depreciation and amortisation expense	[4]	302		267	229
Adjusted EBITA, total	[5]	838		716	631
Intersector Eliminations [member]
Information by segment and main country - Information on income statements (Detail) [Line Items]
Sales including intercompany		(282)		(269)	(292)
Other [Member]
Information by segment and main country - Information on income statements (Detail) [Line Items]
Revenue		564	[3]	416	479
Sales including intercompany		674		564	641
Depreciation and amortisation expense	[4]	(244)		(179)	(179)
Adjusted EBITA, total	[5]	(28)		(157)	(142)
Personal Health [Member]
Information by segment and main country - Information on income statements (Detail) [Line Items]
Revenue		7,228	[3]	7,310	7,099
Sales including intercompany		7,240		7,333	7,119
Depreciation and amortisation expense	[4]	367		371	385
Adjusted EBITA, total	[5]	1,215		1,221	1,108
Philips Group [Member]
Information by segment and main country - Information on income statements (Detail) [Line Items]
Revenue		18,121	[3]	17,780	17,422
Sales including intercompany		18,121		17,780	17,422
Depreciation and amortisation expense	[4]	1,089		1,025	976
Adjusted EBITA, total	[5]	€ 2,366		€ 2,153	€ 1,921

[1]	Represents revenue from external customers as required by IFRS 8 Operating Segments.
[2]	Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill
[3]	Represents revenue from external customers as required by IFRS 8 Operating Segments.
[4]	Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill
[5]	For reconciliation Adjusted EBITA, refer to the table below.